Net Income (Loss) per Share	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Net Income (Loss) per Share

Note 4 Net Income (Loss) per Share

Basic earnings per share (“EPS”) is computed by dividing net income (loss) attributable to Intelsat S.A.’s common shareholders by the weighted average number of common shares outstanding during the periods.

The following table sets forth the computation of basic and diluted net income (loss) per share attributable to Intelsat S.A.:

	(in thousands, except per share data or where otherwise noted)
	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2017
Numerator:
Net income (loss)	$(3,919,453)	$994,112	$(174,814)
Net income attributable to noncontrolling interest	(3,934)	(3,915)	(3,914)

Net income (loss) attributable to Intelsat S.A.	(3,923,387)	990,197	(178,728)
Less: Preferred Shares dividends declared	(9,919)	—	—

Net income (loss) attributable to common shareholders	$(3,933,306)	$990,197	$(178,728)
Numerator for Basic EPS—income/ (loss) available to common shareholders	$(3,933,306)	$990,197	$(178,728)
Numerator for Diluted EPS	$(3,933,306)	$990,197	$(178,728)
Denominator:
Basic weighted average shares outstanding (in millions)	107.2	114.5	118.9
Weighted average dilutive shares outstanding (in millions):
Preferred shares (in millions)	—	3.2	—
Employee compensation related shares including options and restricted stock units (in millions)	—	0.8	—

Diluted weighted average shares outstanding (in millions)	107.2	118.5	118.9
Basic net income (loss) per common share attributable to Intelsat S.A.	$(36.68)	$8.65	$(1.50)

Diluted net income (loss) per common share attributable to Intelsat S.A.	$(36.68)	$8.36	$(1.50)

Due to a net loss in the year ended December 31, 2015 and 2017, there were no dilutive securities, and therefore, basic and diluted EPS were the same. The weighted average number of shares that could potentially dilute basic EPS in the future was 5.1 million, 6.2 million and 3.5 million (consisting of restricted share units and options to purchase common shares) for the years ended December 31, 2015, 2016 and 2017, respectively. Further, there were 9.6 million weighted average common shares resulting from the potential conversion of Series A Preferred Shares for the year ended December 31, 2015, that could have diluted basic EPS in future periods.